Equity Securities (Details Narrative) - USD ($)						1 Months Ended							3 Months Ended	12 Months Ended
	Jul. 12, 2021	Jun. 29, 2021	Mar. 15, 2021	Mar. 15, 2021	Jun. 14, 2019	Aug. 31, 2021	Aug. 17, 2021	Mar. 31, 2021	Oct. 31, 2020	Jun. 30, 2020	May 31, 2020	Nov. 30, 2016	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2021	Jul. 31, 2021	Jul. 30, 2021	Jul. 01, 2021	Mar. 24, 2021	Mar. 23, 2021	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2017
Common Stock, Shares Available For Issuances		593,340																					1,648,213
Common Stock, Shares Issued														6,906,244
Common Stock, Shares Outstanding														8,328,629
Common Stock, Authorized														90,000,000						90,000,000
Outstanding Warrants Exercisable														2,957,142
Warrants, Fair Value Per Share														$ 1.74
Warrant Outstanding														2,957,142
Exercise Price Of Warrant														$ 7
Warrants, Expire Date														August 17, 2026
Conversion Price Per Share														$ 0.80
Preferred Unit Interest Rate														8
Debt Conversion, Converted Instrument, Principal Amount									$ 1,145,000					$ 2,300,000
Preferred Stock, Conversion Of Stock, Shares Converted							65,823,015
Preferred And Common Stock Par Value Per Share														$ 0.0001
Proceeds From Issuance Of Preferred Stock														$ 0	$ 18,750
Preferred Units, Issued																											5,221,156
Subordinated Convertible Promissory Notes Interest														$ 180,434	0
Common Stock, Shares Issued														8,328,629
Stock-based Compensation Expense														$ 1,905,408	$ 0
Common Warrants
Warrant Outstanding														69,212
Exercise Price Of Warrant														$ 20.50
Warrants, Issued						69,212
License Agreement | Villani, Inc
Preferred Units, Issued																												5,221,156
Preferred Units, Surrendered																						5,221,156
Payment To Licensor							$ 100,000.0
Series 1c Preferred Share Redemption, Paid For The Shares							100,000.0
Carrying Value							730,962
Deemed Dividend							$ 269,038							$ 269,038
IPO | Warrants
Common Stock, Shares Sold							2,571,428
Warrants Sold To Purchase One Share Of Common Stock							2,571,428
Warrants Sold To Purchase One Share Of Common Stock, Exercise Price							$ 7
Warrant Units To Purchase Stocks							2,957,142
Additional Shares Of Warrant							385,714
Offering Price Per Share							$ 7
Closing Trading Price							$ 0.9995
Board of Directors
Percentages Of Initial Public Per Share Offering Price														80.00%
Description Of Reverse Split		1-for-20.5 reverse split
Common Stock and Preferred Stock
Common Stock, Shares Outstanding																					1,911,009
Common Stock, Conversion Of Stock, Shares Issued						3,813,973
Underwriters' Discounts And Offering Expenses							$ 2,600,000
Preferred Stock, Conversion Of Stock, Shares Converted						65,823,015
Preferred And Common Stock Par Value Per Share																								$ 0.0001
Common Stock, Shares Sold						2,571,428	2,571,428
Warrants Sold To Purchase One Share Of Common Stock						2,957,142	2,571,428
Warrants Sold To Purchase One Share Of Common Stock, Exercise Price							$ 7
Offering Price							$ 7
Options Exercised To Purchase Additional Warrants							385,714
Options Exercised To Purchase Additional Warrants, Exercise Price							$ 7
Proceeds From Issuance Initial Public Offering							$ 15,400,000
Common Stock and Preferred Stock | Convertible Promissory Notes
Common Stock, Conversion Of Stock, Shares Issued						32,219
Debt Conversion, Converted Instrument, Principal Amount						$ 175,000
Debt Conversion, Converted Instrument, Accrued Interest						$ 5,434
Series 1 Preferred Units
Common Stock, Shares Outstanding															6,906,244
Proceeds From Issuance Of Preferred Stock																		$ 6,833,877
Series 1a Preferred Units
Common Stock, Shares Outstanding															5,018,750
Exercise Price Of Warrant														$ 20.50										$ 20.50
Preferred Stock, Conversion Of Stock, Shares Converted						1,419,228
Preferred Units, Issued																		5,000,000
Proceeds From Issuance Of Preferred Units																		$ 5,000,000
Net Of Issuance Costs																		$ 19,868
Warrant Units To Purchase Stocks																		1,250,000
Warrants Exercised										18,750
Consideration Of Warrants Exercised										$ 18,750
Common Stock, Conversion Of Stock, Warrant Exercisable						69,212
Series 1a Preferred Units | Loan and Security Agreement
Exercise Price Of Warrant																									$ 1
Warrant Units To Purchase Stocks																									187,978
Series 1b Preferred Units
Common Stock, Shares Outstanding															6,500,000
Preferred Units, Issued																	6,500,000
Proceeds From Issuance Of Preferred Units																	$ 6,500,000
Net Of Issuance Costs																	$ 40,405
Common Units Issued															1,268,279
Estimated Fair Value Of Common Stock Issued															$ 2,340,000
Series 1b Preferred Units | Warrants
Preferred Units, Issued																		5,000,000
Stock Units, Fair Value																		$ 618,801
Description Of Warrant												up to an aggregate number of Series 1a Preferred Units not to exceed the product of 25% and the aggregate number of Series 1a Preferred Units then held by such Series 1a Preferred Member, which was 1,231,250 units at December 31, 2020. The exercise price for each Warrant Unit was $1.00, subject to adjustment for unit splits and combinations. The warrants had a 5-year term
Proceeds From Issuance Of Warrant												$ 5,000,000
Warrants, Fair Value																		$ 4,381,199
Warrants, Exercised During Period										18,750
Series 1c Preferred Units
Common Stock, Shares Outstanding															46,553,188
Preferred Units, Issued																											5,221,156
Net Of Issuance Costs																$ 25,857
Financing From Current And New Investors					$ 5,785,000
Cash Proceeds																5,535,000
Cash Received From Conversion Of Convertible Note Issued																$ 150,000
Remaining Balance Committed To Financing Payable Amount					$ 250,000					$ 125,000	$ 125,000
Series 1d Preferred Stock
Conversion Price Per Share								$ 0.83					$ 0.83
Preferred Stock, Conversion Of Stock, Shares Converted				5,379,247
Preferred Units, Issued								686,742					686,742
Proceeds From Issuance Of Preferred Units								$ 570,000
Deemed Dividend Presented	$ 2,300,000
Subordinated Convertible Promissory Notes			$ 4,391,000	$ 4,391,000
Subordinated Convertible Promissory Notes Interest			$ 73,801
Subordinated Convertible Promissory Notes Converted Into Shares Units			5,379,247
Class A Common Units
Common Stock, Shares Outstanding															508,777
Common Stock, Authorized															508,777
Common Stock, Shares Issued															508,777				508,777
Proceeds From Issuance Of Common Units																			$ 10,430
Class B Common Units
Common Stock, Shares Outstanding															1,767,477
Common Stock, Authorized															1,767,477
Common Units Issued															133,953											2,439
Common Stock, Shares Issued															1,767,477
Common Units Issued Consideration															$ 2,853
Common Units Issued As Profits Interest															365,245
Thresholds Price Per Share Minimum															$ 0.001
Thresholds Price Per Share Maximum															$ 0.36
Class B Common Units | Warrants
Warrant Outstanding														65,303
Exercise Price Of Warrant								$ 5.74					$ 5.74	$ 5.74
Conversion Of Stock Units Into Warrants, Shares Issued								65,303
Stock-based Compensation Expense													$ 279,812